As filed with the Securities and Exchange Commission on July 25, 2007

Securities Act File No. 333-
Investment Company Act File No. 811-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post Effective Amendment No.
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.

(Check appropriate box or boxes)

SPA ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

c/o Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019
(Address of Principal Executive
Offices)

(212) 878-8000
Registrant’s Telephone Number

Anthony Peter Drain
SPA ETF, Inc.
c/o Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Approximate date of proposed public offering:   As soon as
practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

[SPA LOGO]

SPA ETF TRUST

SPA MARKETGRADER 40 FUND
SPA MARKETGRADER 100 FUND
SPA MARKETGRADER 200 FUND
SPA MARKETGRADER SMALL CAP 100 FUND
SPA MARKETGRADER MID CAP 100 FUND
SPA MARKETGRADER LARGE CAP 100 FUND

PROSPECTUS

[                                ], 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, SPA ETF Inc., the Funds’ investment adviser (the ‘‘Investment Adviser’’), or the Funds’ distributor,                                                         . This Prospectus does not constitute an offer by the Funds or by the Funds’ distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

i

INTRODUCTION — SPA ETF TRUST

The SPA ETF Trust (the ‘‘Trust’’) is an investment company currently consisting of six separate exchange-traded ‘‘index funds.’’ The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. SPA ETF, Inc. is the investment adviser for the funds (the ‘‘Investment Adviser’’).

This prospectus relates to six funds of the Trust, SPA MarketGrader 40 Fund, SPA MarketGrader 100 Fund, SPA MarketGrader 200 Fund, SPA MarketGrader Small Cap 100 Fund, SPA MarketGrader Mid Cap 100 Fund, SPA MarketGrader Large Cap 100 Fund (each a ‘‘Fund’’ and, together, the ‘‘Funds’’).

The Funds have applied to list their shares (the ‘‘Shares’’), subject to notice of issuance, on the                                      (the ‘‘[      ]’’). The Funds’ Shares will trade at market prices that may differ to some degree from the net asset value (‘‘NAV’’) of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a ‘‘Creation Unit.’’ Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST

The Funds are designed for investors who seek a relatively low-cost ‘‘passive’’ approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds’ portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

SPA MARKETGRADER 40 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MarketGrader 40 Index (the ‘‘MarketGrader 40 Index’’ or ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader 40 Index. The MarketGrader 40 Index is an equal weighted index composed of 40 U.S.-traded stocks, including American depository receipts (‘‘ADRs’’), rebalanced every quarter and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Index Provider’’, with such system being the ‘‘MarketGrader System’’). All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader 40 Index are classified according to the Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations over $100 million on the day of selection, which includes small-, mid− and large-capitalization companies as defined by MarketGrader. The new MarketGrader 40 Index components will be selected every quarter on the third Tuesday of each February, May, August and November at 5 p.m. U.S. Eastern Time (the ‘‘selection date’’). The Index rebalance will be effective at the close of trading on the relevant exchange on the following Friday. The new Index selections will be published on the MarketGrader website (www.marketgrader.com) on the selection date at 5 p.m. U.S. Eastern time.

Index Construction

1.	The 40 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the MarketGrader 40 Index must have a market capitalization above $100 million on the day of the selection (including any rebalance or reconstitution date).

3.	At least ten companies in the MarketGrader 40 Index must have a market capitalization above $10 billion.

4.	No more than ten companies in the MarketGrader 40 Index may have a market capitalization below $1 billion.

5.	Stocks in the MarketGrader 40 Index are classified based on the GICS.

6.	No GICS economic sector may represent more than 30% (twelve stocks) of the MarketGrader 40 Index.

7.	No GICS sub-industry may represent more than 15% (six stocks) of the MarketGrader 40 Index.

8.	No real estate investment trusts or utilities (as classified under GICS) are eligible for MarketGrader 40 Index selection.

9.	All MarketGrader 40 Index selections must have at least met their analyst consensus earnings estimate during the earnings report period immediately preceding the Index selection.

10.	All MarketGrader 40 Index selections must have reported earnings no later than six months prior to the selection date.

11.	All stocks in the MarketGrader 40 Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk.    Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment)(2)		None	*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(3)	$

Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees	—%
Other expenses(5)	[ ]	%
Total annual Fund operating expenses	[ ]	%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .

(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

(4)	Expressed as a percentage of average net assets.

(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees.’’

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[         ] per transaction (assuming 40 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $                    . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[         ] per transaction (assuming 40 stocks in each Creation Unit. See ‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory

will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $                     and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SPA MARKETGRADER 100 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the MarketGrader 100 Index (the ‘‘MarketGrader 100 Index’’ or ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader 100 Index. The MarketGrader 100 Index is an equal weighted index composed of 100 U.S.-traded stocks, including American depository receipts (‘‘ADRs’’), rebalanced every quarter and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Index Provider’’, with such system being the ‘‘MarketGrader System’’). All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader 100 Index are classified according to the Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations over $100 million on the day of selection, which includes small-, mid- and large-capitalization companies as defined by MarketGrader. The new MarketGrader 100 Index components will be selected every quarter on the third Tuesday of each February, May, August and November at 5 p.m. U.S. Eastern Time (the ‘‘selection date’’). The Index rebalance will be effective at the close of trading on the relevant exchange on the following Friday. The new Index selections will be published on the MarketGrader website (www.marketgrader.com) on the selection date at 5 p.m. U.S. Eastern time.

Index Construction

1.	The 100 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the MarketGrader 100 Index must have a total market capitalization above $100 million on the day of the selection (including any rebalance or reconstitution date).

3.	At least 25 companies in the MarketGrader 100 Index must have a total market capitalization above $10 billion.

4.	No more than 25 companies in the MarketGrader 100 Index may have a total market capitalization below $1 billion.

5.	Stocks in the MarketGrader 100 Index are classified based on the GICS.

6.	No GICS economic sector may represent more than 25% (25 stocks) of the MarketGrader 100 Index.

7.	No GICS sub industry may represent more than 12% (12 stocks) of the MarketGrader 100 Index.

8.	No real estate investment trusts or utilities (as classified under GICS) are eligible for MarketGrader 100 Index selection.

9.	All MarketGrader 100 Index selections must have at least met their analyst consensus earnings estimate during the earnings report period immediately preceding the Index selection.

10.	All MarketGrader 100 Index selections must have reported earnings no later than six months prior to the selection date.

11.	All stocks in the Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk.    Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment) (2)	None *
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee (3)	$

Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees	—%
Total annual Fund operating expenses(5)	[ ]	%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .

(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

(4)	Expressed as a percentage of average net assets.

(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees’’.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $                    . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] per transaction (assuming 100 stocks in each Creation Unit. See ‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $                     and a 5% return each year, and assuming that the

Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SPA MARKETGRADER 200 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the MarketGrader 200 Index (the ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader 200 Index. The MarketGrader 200 Index is an equal weighted index composed of 200 U.S.-traded stocks, including American depository receipts (‘‘ADRs’’), rebalanced every quarter and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Indexed Provider’’, with such system being the ‘‘MarketGrader System’’). All components are selected exclusively on the basis of their final short term numerical grade as scored by the MarketGrader System. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader 200 Index are classified according to the Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations over $100 million on the day of selection, which includes small-, mid- and large-capitalization companies as defined by MarketGrader. The new MarketGrader 200 Index components will be selected every quarter on the third Tuesday of each February, May, August and November at 5 p.m. U.S. Eastern Time (the ‘‘selection date’’). The Index rebalance will be effective at the close of trading on the relevant exchange on the following Friday. The new Index selections will be published on the MarketGrader website (www.marketgrader.com) on the selection date at 5 p.m. U.S. Eastern time.

Index Construction

1.	The 200 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the MarketGrader 200 Index must have a total market capitalization above $100 million on the day of the selection (including any rebalance or reconstitution date).

3.	At least 50 companies in the MarketGrader 200 Index must have a total market capitalization above $3 billion.

4.	Stocks in the MarketGrader 200 Index are classified based on the Global Industry Classification Standard (GICS).

5.	No GICS economic sector may represent more than 20% (40 stocks) of the MarketGrader 200 Index.

6.	No real estate investment trusts are eligible for the MarketGrader 200 Index selection.

7.	All MarketGrader 200 Index selections must have reported earnings no later than six months prior to the selection date.

8.	All stocks in the MarketGrader 200 Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk.    Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment)(2)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(3)	$
Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees
Total annual Fund operating expenses(5)	[ ]%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .
(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.
(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.
(4)	Expressed as a percentage of average net assets.
(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees’’.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$	[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (assuming 200 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $                    . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] per transaction (assuming 200 stocks in each Creation Unit. See

‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $                     and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SPA MARKETGRADER SMALL CAP 100 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the MarketGrader Small Cap 100 Index (the ‘‘MarketGrader Small Cap 100 Index’’ or ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader Small Cap 100 Index. The MarketGrader Small Cap 100 Index is an equal weighted index composed of 100 U.S.-traded stocks, including America depository receipts (‘‘ADRs’’), rebalanced semi annually and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Index Provider’’, with such system being the ‘‘MarketGrader System’’). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader Small Cap 100 Index are classified according to the Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations between $250 million and $2 billion on the day of selection, which are small capitalization companies as defined by MarketGrader. The new Index components will be selected semi annually on the third Friday of March and September and published at 5 p.m. U.S. Eastern Time.

Index Construction

1.	The 100 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the Index must have a market capitalization above $250 million and below $2 billion on the day of the selection (including any rebalance or reconstitution date).

3.	Companies in the Index must have a public float of at least 50% of all common shares outstanding.

4.	Stocks in the Index are classified based on the GICS.

5.	No GICS economic sector may represent more than 20% (20 stocks) of the Index.

6.	All GICS economic sectors are eligible for Index selection.

7.	All Index selections must have reported earnings no later than six months prior to the selection date.

8.	All stocks in the Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small Company Risk.    Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment)(2)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(3)	$

Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees	—%
Total annual Fund operating expenses(5)	[ ]	%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .
(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.
(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.
(4)	Expressed as a percentage of average net assets.
(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees.’’

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$	[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[             ] per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $             . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[             ] per transaction (assuming 100 stocks in each Creation Unit. See ‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a

Creation Unit of $              and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[             ] if the Creation Unit is redeemed after one year, and $[             ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SPA MARKETGRADER MID CAP 100 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the MarketGrader Mid Cap 100 Index (the ‘‘MarketGrader Mid Cap 100 Index’’ or ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader Mid Cap 100 Index. The MarketGrader Mid Cap 100 Index is an equal weighted index composed of 100 U.S.-traded stocks, including American depositary receipts (‘‘ADRs’’), rebalanced semi annually and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Index Provider’’, with such system being the ‘‘MarketGrader System’’). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader Mid Cap 100 Index are classified according to the Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations between $1 billion and $10 billion on the day of selection, which are mid-capitalization companies as defined by MarketGrader. The new Index components will be selected semi annually on the third Friday of March and September and published at 5 p.m. U.S. Eastern Time.

Index Construction

1.	The 100 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the Index must have a market capitalization above $1 billion and below $10 billion on the day of the selection (including any rebalance or reconstitution done).

3.	Companies in the Index must have a public float of at least 50% of all common shares outstanding.

4.	Stocks in the Index are classified based on the GICS.

5.	No GICS economic sector may represent more than 20% (20 stocks) of the Index.

6.	All GICS economic sectors are eligible for Index selection.

7.	All Index selections must have reported earnings no later than six months prior to the selection date.

8.	All stocks in the Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Medium-Sized Company Risk.    Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment)(2)(3)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(3)	$

Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees	—%
Total annual Fund operating expenses(5)	[ ]	%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .
(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.
(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.
(4)	Expressed as a percentage of average net assets.
(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees.’’

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[         ] per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $                    . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[         ] per transaction (assuming 100 stocks in each Creation Unit. See ‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $                     and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SPA MARKETGRADER LARGE CAP 100 FUND

Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the MarketGrader Large Cap 100 Index (the ‘‘MarketGrader Large Cap 100 Index’’ or ‘‘Index’’). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Primary Investment Strategies

The Fund, using a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach, will seek to replicate, before expenses, the performance of the MarketGrader Large Cap 100 Index. The MarketGrader Large Cap 100 Index is an equal weighted index composed of 100 U.S.-traded stocks, including American depository receipts (‘‘ADRs’’), rebalanced semi annually and determined by a proprietary system developed by MarketGrader.com Corporation (‘‘MarketGrader’’ or the ‘‘Index Provider’’, with such system being the ‘‘MarketGrader System’’). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Index Methodology

The MarketGrader System is a computer-driven analysis program that evaluates the U.S. economy, 10 economic sectors, 130 industries and reviews approximately 5,700 U.S.-listed companies, including virtually all securities listed on the New York Stock Exchange, the American Stock Exchange and Nasdaq (excluding all over the counter bulletin board stocks), including over 400 ADRs. The program uses a combination of security analysis and algorithms.

For every security it covers, the MarketGrader System performs an analysis of quarterly and annual company-reported data, the latest market data and company news. The company does not issue forward looking information such as earnings estimates, price targets or projections. The analysis, performed by the system every day for each company, is based on a series of indicators broken down into four categories – Growth, Value, Profitability and Cash Flow – with each such category having six indicators (for a total of 24). Some of these indicators are common to all industries such as long term market performance and EBITDA margin, while others are specific to each industry covered. For example, capital ratios and net interest margin are indicators for banks, and the value of premiums is an indicator for insurance companies. The individual indicators are each separately graded for every company covered based on mathematical formulae. The result of each indicator is a final grade A+ to F. A precise explanation of each indicator grade as well as the numbers relating to the formulae used is available on MarketGrader’s website (www.marketgrader.com). The MarketGrader System then calculates an overall grade, which ranges between 0 and 100, for each security from the grading of the 24 indicators. These overall grades are used by the MarketGrader System for Index selection.

The stocks in the MarketGrader Large Cap 100 Index are classified according to their Standard & Poor’s Global Industry Classification Standard (GICS). The Index will include companies with capitalizations over $4 billion on the day of selection, which are large-capitalization companies as defined by MarketGrader. The new Index components will be selected semi annually on the third Friday of March and September and published at 5 p.m. U.S. Eastern Time.

Index Construction

1.	The 100 highest graded companies under the MarketGrader System will be selected so long as all the other conditions below are met. If a company qualifies based on its final grade but violates any of the conditions below, the company with the next highest grade will be selected instead.

2.	All companies in the Index must have a market capitalization above $4 billion on the day of the selection (including any rebalance or reconstitution date).

3.	Companies in the Index must have a public float of at least 50% of all common shares outstanding.

4.	Stocks in the Index are classified based on the GICS.

5.	No GICS economic sector may represent more than 20% (20 stocks) of the Index.

6.	All GICS economic sectors are eligible for Index selection.

7.	All Index selections must have reported earnings no later than six months prior to the selection date.

8.	All stocks in the Index must have a three month average daily trading dollar value of at least $2 million.

Primary Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.    An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.    A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk.    The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Foreign Investment Risk.    The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Replication Management Risk.    Unlike many investment companies, the Fund is not ‘‘actively’’ managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

Shareholder Fees (paid directly from your investment)(2)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(3)	$
Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees		—%
Total annual Fund operating expenses(5)		[ ]	%

(1)	The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending , 200 .

(2)	When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.
(3)	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.
(4)	Expressed as a percentage of average net assets.
(5)	The Trust’s Advisory Agreement (as defined herein) provides that the Investment Adviser will pay all expenses of the Fund, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
*	See the following discussion of ‘‘Creation Transaction Fees and Redemption Transaction Fees.’’

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$	[ ]

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a ‘‘Creation Unit’’) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (‘‘APs’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[         ] per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $                    . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[         ] per transaction (assuming 100 stocks in each Creation Unit. See ‘‘How to Buy and Sell Shares’’ later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $                     and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

SECONDARY INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Index. The Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended

(the ‘‘1940 Act’’), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the [      ] is open) for additions and deletions to each Fund’s Index to be reflected in the portfolio composition of the Fund.

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under ‘‘Investment Restrictions.’’

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in the Funds.

Trading Issues.    Trading in Shares on the [      ] may be halted due to market conditions or for reasons that, in the view of the [      ], make trading in Shares inadvisable. In addition, trading in Shares on the [      ] is subject to trading halts caused by extraordinary market volatility pursuant to the [      ] ‘‘circuit breaker’’ rules. There can be no assurance that the requirements of the [      ] necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value.    The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the [      ]. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending.    Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage.    To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

These risks are described further in the Statement of Additional Information.

INVESTMENT ADVISORY SERVICES

Investment Adviser

SPA ETF Inc. acts as each Fund’s investment adviser pursuant to an advisory agreement with the Fund (the ‘‘Advisory Agreement’’). The Investment Adviser is a Delaware corporation with its principal offices located at One Canterbury Green, Stamford, Connecticut 06901. As of                              , 2007 the Investment Adviser and its affiliates had approximately $         billion in assets under management. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.[  ]% of each Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Advisory Agreement, distribution fees, brokerage expenses, taxes, interests, litigation expenses and other extraordinary expenses.

The Investment Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Investment Adviser for providing services for the Funds.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in each Fund’s [semi-]annual report to shareholders to be dated                              , 200    .

Portfolio Management

[To be provided]

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Funds he manages.

PURCHASE AND REDEMPTION OF SHARES

General

The Shares will be issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See ‘‘Creations, Redemptions and Transaction Fees.’’

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the [            ]. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in ‘‘round lots’’ of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller ‘‘odd lots,’’ at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade on the [     ] at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund’s Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds will trade under the [     ] symbols set forth in the chart below, subject to notice of issuance.

Name of Fund	[ ] Ticker Symbol
SPA MarketGrader 40 Fund
SPA MarketGrader 100 Fund
SPA MarketGrader 200 Fund
SPA MarketGrader Small Cap 100 Fund
SPA MarketGrader Mid Cap 100 Fund
SPA MarketGrader Large Cap 100 Fund

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the ‘‘Creations, Redemptions and Transaction Fees’’ section, which follows.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (‘‘DTC’’) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or ‘‘street name’’ form.

HOW TO BUY AND SELL SHARES

Pricing Fund Shares

The trading price of each Fund’s shares on the [      ] may differ from the Fund’s daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The [            ] intends to disseminate the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a ‘‘real-time’’ update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

How to Buy Shares

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the ‘‘Deposit Securities’’) and generally make a small cash payment referred to as the ‘‘Cash Component.’’ For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds’ custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the [            ]. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a ‘‘Participating Party’’ i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the ‘‘Clearing Process’’) or (ii) a participant of The Depository Trust Company (‘‘DTC Participant’’) that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, ‘‘Authorized Participant’’ or ‘‘AP’’). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the [            ] (ordinarily 4:00 p.m. Eastern time) (‘‘Closing Time’’) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

A fixed creation transaction fee of $              per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $              (the ‘‘Creation Transaction Fee’’)) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the [            ] is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the [            ], through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds’ portfolio securities that will be applicable that day to redemption requests in proper form (‘‘Fund Securities’’). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the ‘‘Cash Redemption Amount’’), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the [      ] (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $              per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $              (the ‘‘Redemption Transaction Fee’’)) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as ‘‘distributions.’’

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as ‘‘income dividend distributions.’’ Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as ‘‘capital gain distributions.’’

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Distribution Plan and Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the ‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the NASD. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and a Fund’s Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund’s shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

FUND SERVICE PROVIDERS

JP Morgan Chase Bank (‘‘JP Morgan’’) is the administrator of the Funds.

JP Morgan is also the custodian and fund accounting and transfer agent for the Funds.

Clifford Chance US LLP serves as legal counsel to the Funds.

                                 serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS

MarketGrader.com Corporation is the Index Provider for each fund. MarketGrader is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with MarketGrader to use each Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

DISCLAIMERS

‘‘MarketGrader 40 Index,’’ ‘‘MarketGrader 100 Index,’’ ‘‘MarketGrader 200 Index,’’ ‘‘MarketGrader Small Cap 100 Index,’’ ‘‘MarketGrader Mid Cap 100 Index,’’ and ‘‘MarketGrader Large Cap 100 Index’’ are trademarks of MarketGrader and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by MarketGrader and MarketGrader makes no representation regarding the advisability of investing in Shares of the Fund.

Each Fund and its Shares are not sponsored, endorsed, sold or promoted by MarketGrader. MarketGrader makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by MarketGrader to track general stock market performance. MarketGrader’s only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of MarketGrader and of the data supplied by MarketGrader, which is determined, composed and calculated by MarketGrader without regard to the Funds or their Shares. MarketGrader has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by MarketGrader. MarketGrader is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. MarketGrader has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•    Your Fund makes distributions,

•    You sell your Shares listed on the [            ], and

•    You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing ‘‘wash sales’’ on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to restrictions of Section 12(d)(1) of the 1940 Act.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Because the Shares of the Funds are newly offered, there is no financial information available for the Shares as of the date of this prospectus.

 For More Information

Existing Shareholders or Prospective Investors

•    Call your broker

•    [website to be provided]

Dealers

•    [website to be provided]

•    Distributor Telephone: [to be provided]

Investment Adviser

SPA ETF, Inc.
One Canterbury Green
Stamford, Connecticut 06901

Distributor

[to be provided]

Custodian	Transfer Agent
JP Morgan Chase Bank [address to be provided]	JP Morgan Chase Bank [address to be provided]
Legal Counsel	Independent Registered Public Accounting Firm
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

SPA LOGO

A Statement of Additional Information dated [                       ], which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds’ shareholder reports or the Statement of Additional Information by calling                                     . Free copies of the Funds’ shareholder reports and the Statement of Additional Information are available from our website at www.                                .

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor

[to be provided]

[ ], 200

Investment Company Act File No. 811

Investment Company Act File No. 811-

SPA ETF Trust

Statement of Additional Information

Dated [                         ], 2007

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated [                      ], 2007 for the SPA MarketGrader 40 Fund, SPA MarketGrader 100 Fund, SPA MarketGrader 200 Fund, SPA MarketGrader Small Cap 100 Fund, SPA MarketGrader Mid Cap 100 Fund and SPA MarketGrader Large Cap 100 Fund, each a series of the SPA ETF Trust (the ‘‘Trust’’), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor,                         , or by calling toll free                         .

General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on                      , 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of six investment portfolios. This Statement of Additional Information relates to the following six investment portfolios: SPA MarketGrader 40 Fund, SPA MarketGrader 100 Fund, SPA MarketGrader 200 Fund, SPA MarketGrader Small Cap 100 Fund, SPA MarketGrader Mid Cap 100 Fund and SPA MarketGrader Large Cap 100 Fund (each a ‘‘Fund’’ and together, the ‘‘Funds’’). The shares of the Funds are referred to herein as ‘‘Shares’’ or ‘‘Fund Shares.’’

The Funds are managed by SPA ETF Inc. (the ‘‘Investment Adviser’’).

The Funds offer and issue Shares at net asset value (‘‘NAV’’) only in aggregations of a specified number of Shares (each a ‘‘Creation Unit’’ or a ‘‘Creation Unit Aggregation’’), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the ‘‘Deposit Securities’’), together with the deposit of a specified cash payment (the ‘‘Cash Component’’). The Funds anticipate that their Shares will be listed on the                      (the ‘‘[Exchange]’’). Fund Shares will trade on the [Exchange] at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a ‘‘cash’’ option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the ‘‘Creation and Redemption of Creation Unit Aggregations’’ section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the ‘‘SEC’’) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

There can be no assurance that the requirements of the [Exchange] necessary to maintain the listing of Shares of each Fund will continue to be met. The [Exchange] may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the [Exchange], makes further dealings on the [Exchange] inadvisable. The [Exchange] will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the [Exchange], broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Investment Restrictions and Policies

Investment Objectives

The investment objective of the SPA MarketGrader 40 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader 40 Index’’ (the ‘‘MarketGrader 40 Index’’ or the ‘‘Underlying Index’’).

1

The investment objective of the SPA MarketGrader 100 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader 100 Index’’ (the ‘‘MarketGrader 100 Index’’ or the ‘‘Underlying Index’’).

The investment objective of the SPA MarketGrader 200 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader 200 Index’’ (the ‘‘MarketGrader 200 Index’’ or the ‘‘Underlying Index’’).

The investment objective of the SPA MarketGrader Small Cap 100 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader Small Cap 100 Index’’ (the ‘‘MarketGrader Small Cap 100 Index’’ or the ‘‘Underlying Index’’).

The investment objective of the SPA MarketGrader Mid Cap 100 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader Mid Cap 100 Index’’ (the ‘‘MarketGrader Mid Cap 100 Index’’ or the ‘‘Underlying Index’’).

The investment objective of the SPA MarketGrader Large Cap 100 Fund is to provide investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the ‘‘MarketGrader Large Cap 100 Index’’ (the ‘‘MarketGrader Large Cap 100 Index’’ or the ‘‘Underlying Index’’).

Investment Restrictions

The Board of Trustees of the Trust (the ‘‘Board’’ or the ‘‘Trustees’’) has adopted as fundamental policies the Funds’ respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

(1)    Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)    Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)    Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)    Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5)    Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)    Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)    Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

2

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a ‘‘majority of the Fund’s outstanding voting shares.’’ As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1)    Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)    Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)    Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)    Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)    Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

Investment Policies and Risks

Loans of Portfolio Securities.    Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a ‘‘mark-to-market’’ basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.    Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (‘‘Qualified Institutions’’). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

3

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements.    Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.    Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (‘‘CDs’’), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase ‘‘Prime-1’’ by Moody’s Investors Service, Inc. or ‘‘A-1+’’ or ‘‘A-1’’ by Standard & Poor’s or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.    Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (‘‘REITs’’).    Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

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Illiquid Securities.    Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.    Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional ‘‘variation’’ margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (‘‘buying’’ a contract which has previously been ‘‘sold,’’ or ‘‘selling’’ a contract previously ‘‘purchased’’) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.    The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain

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regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the ‘‘CEA’’). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Swap Agreements.    Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the ‘‘Counterparty’’) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

General Considerations and Risks

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the ‘‘Principal Risks of Investing in the Funds’’ and ‘‘Additional Risks’’ sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

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The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions.    There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to ‘‘segregate’’ customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements.    The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also

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subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor — (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Management

Trustees and Officers

[To be provided.]

Remuneration of Trustees and Officers

[To be provided.]

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

As of the date hereof, no person owned 5% or more of the outstanding shares of each Fund.

Investment Adviser.    The Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Portfolio Manager.    [To be provided.]

Other Accounts Managed by the Portfolio Manager.    [To be provided.]

Although the Funds in the Trust that are managed by                      may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.

Portfolio Manager Compensation.    The portfolio manager’s compensation consists of the following elements:

[To be provided.]

Securities Ownership of the Portfolio Manager.    Because the Trust is newly organized, the portfolio manager does not own shares of any Fund.

Investment Advisory Agreement.    Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, the Investment Adviser is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses, distribution fees, litigation expenses and other extraordinary expenses. For the Investment Adviser’s services to each Fund, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee
SPA MarketGrader 40 Fund	% of average daily net assets
SPA MarketGrader 100 Fund	% of average daily net assets
SPA MarketGrader 200 Fund	% of average daily net assets
SPA MarketGrader Small Cap 100 Fund	% of average daily net assets
SPA MarketGrader Mid Cap 100 Fund	% of average daily net assets
SPA MarketGrader Large Cap 100 Fund	% of average daily net assets

Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance,

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bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until [                    ], 200  , and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 day written notice to the Investment Adviser, or by the Investment Adviser on 60 day written notice to the Fund.

The Investment Adviser is located at One Canterbury Green, Stamford, Connecticut 06901.

Administrator.    JPMorgan Chase Bank (‘‘JP Morgan’’), located at                                         , serves as the Trust’s administrator. Pursuant to an administration agreement, JP Morgan provides certain administrative, bookkeeping and accounting services to the Trust. As compensation for the forgoing services, JP Morgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Investment Adviser from the management fee.

Custodian and Transfer Agent.    JP Morgan also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, JP Morgan holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. JP Morgan also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. As compensation for the forgoing services, JP Morgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Investment Adviser from the management fee.

Distributor.                                             is the distributor of the Funds’ Shares (in such capacity, the ‘‘Distributor’’). Its principal address is                                                 . The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Units.’’

12b-1 Plan.    The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the ‘‘Plan’’) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

Fund	Fee
SPA MarketGrader 40 Fund	0.25% of average daily net assets
SPA MarketGrader 100 Fund	0.25% of average daily net assets
SPA MarketGrader 200 Fund	0.25% of average daily net assets
SPA MarketGrader Small Cap 100 Fund	0.25% of average daily net assets
SPA MarketGrader Mid Cap 100 Fund	0.25% of average daily net assets
SPA MarketGrader Large Cap 100 Fund	0.25% of average daily net assets

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations.    Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the ‘‘Exchange Act’’) and a member of the National Association of Securities Dealers, Inc. (‘‘NASD’’).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the

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Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (‘‘Soliciting Dealers’’) who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in ‘‘Procedures for Creation of Creation Unit Aggregations’’ below) and Morningstar DTC Participants (as defined in ‘‘DTC Acts as Securities Depository’’ below).

Index Providers.    Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by MarketGrader.com Corporation (‘‘MarketGrader’’).

Fund	Underlying Index
SPA MarketGrader 40 Fund	MarketGrader 40 Index
SPA MarketGrader 100 Fund	MarketGrader 100 Index
SPA MarketGrader 200 Fund	MarketGrader 200 Index
SPA MarketGrader Small Cap 100 Fund	MarketGrader Small Cap 100 Index
SPA MarketGrader Mid Cap 100 Fund	MarketGrader Mid Cap 100
SPA MarketGrader Large Cap 100 Fund	MarketGrader Large Cap 100 Index

MarketGrader is not affiliated with the Funds or with the Investment Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the Index Provider.

The only relationships that MarketGrader has with the Investment Adviser or Distributor of the Funds in connection with the Funds are that MarketGrader has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indices and the names of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. MarketGrader has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. MarketGrader is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. MarketGrader has no obligation or liability in connection with the administration, marketing or trading of the Funds.

MARKETGRADER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. MARKETGRADER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. MARKETGRADER MAKEs NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMs ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MARKETGRADER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS or THE UNDERLYING INDICES, EVEN IF MARKETGRADER is NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the

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lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

The Investment Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities are allocated among the Funds, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

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Additional Information Concerning the Trust

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on                      , 2007.

The Trust is authorized to issue an unlimited number of shares in one or more series or ‘‘funds.’’ The Trust currently is comprised of six funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor,                                                                     .

Control Persons.    No single person beneficially owns 25% or more of each Fund’s voting securities.

Book Entry Only System.    The following information supplements and should be read in conjunction with the section in the Prospectus entitled ‘‘Book Entry.’’

DTC Acts as Securities Depository for Fund Shares.    Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the ‘‘DTC Participants’’) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (‘‘NYSE’’), the [Exchange] and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the ‘‘Indirect Participants’’).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests

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in Shares (owners of such beneficial interests are referred to herein as ‘‘Beneficial Owners’’) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a ‘‘street name,’’ and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting.    The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Investment Adviser. The Investment Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this Statement of Additional Information. The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling                              or by writing to SPA ETF at One Canterbury Green, Stamford, Connecticut 06901. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule.    The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Funds will be available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling

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1-202-551-8090. The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling                              or by writing to SPA ETF Trust at One Canterbury Green, Stamford, Connecticut 06901.

Portfolio Holdings Policy.    The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The Trust’s Policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the [Exchange] via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics.    Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the ‘‘Codes’’). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor (‘‘Access Persons’’). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Creation and Redemption of Creation Unit Aggregations

Creation.    The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A ‘‘Business Day’’ is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.    The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities – the ‘‘Deposit Securities’’ – per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (‘‘Fund Securities’’) and an amount of cash – the ‘‘Cash Component’’ – computed as described below. Together, the Deposit Securities and the Cash Component constitute the ‘‘Fund Deposit,’’ which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation

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Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the ‘‘Deposit Amount’’ – an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation (‘‘NSCC’’) (discussed below), makes available on each Business Day, prior to the opening of business on the [Exchange] (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a ‘‘cash in lieu’’ amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.    To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a ‘‘Participating Party,’’ i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the ‘‘Clearing Process’’), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (‘‘Participant Agreement’’) (discussed below). A Participating Party and DTC Participant are collectively referred to as an ‘‘Authorized Participant.’’ Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the [Exchange] (‘‘Closing Time’’) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in

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order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the ‘‘Transmittal Date.’’ Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the ‘‘Placement of Creation Orders Using Clearing Process’’ and the ‘‘Placement of Creation Orders Outside Clearing Process’’ sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process.    The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.    Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Investment Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure

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the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the ‘‘Additional Cash Deposit’’). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Unit Aggregations.    The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.    Investors will be required to pay a fixed creation transaction fee, described below, payable to the Distributor regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $500 (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000). The Maximum Creation/Redemption Transaction Fee for each Fund will be $4,000.

Redemption of Fund Shares in Creation Units Aggregations.    Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the [Exchange] (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities – as announced on the Business Day of the request for redemption received in proper form – plus or minus cash in an amount equal to the

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difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the ‘‘Cash Redemption Amount’’), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.    A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.    Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.    Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the ‘‘DTC Cut-Off-Time’’) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set

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forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC
Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.
Creation Outside NSCC
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.
Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.
Redemption Through NSCC
Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC
Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

		*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.
Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

		*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

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Taxes

Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code (the ‘‘Code’’). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Thereafter, without further Congressional action, that rate will return to 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are

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nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of an individual shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 day or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as ‘‘interest-related dividends’’ or ‘‘short-term capital gain dividends,’’ will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. The provisions discussed above relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and capital gains distributions from REITs) will generally be subject to U.S. withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a U.S. federal income tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (‘‘backup withholding’’). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain ‘‘qualified publicly traded partnerships’’). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain

25

from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled ‘‘Net Asset Value.’’

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled ‘‘Dividends, Distributions and Taxes.’’

General Policies.    Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.    No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

Miscellaneous Information

Counsel.    Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.                                             , serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

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Financial Statements

[To be inserted]

You may request a copy of the Trust’s Annual Report at no charge by calling                              during normal business hours.

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APPENDIX A
SPA ETF INC.
PROXY VOTING
POLICIES AND PROCEDURES

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PART C: OTHER INFORMATION

ITEM 23.    Exhibits:

(a)(1)	Certificate of Trust.*

(a)(2)	Agreement and Declaration of Trust.**

(b)	Bylaws of the Trust.**

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Trust and SPA ETF, Inc.**

(d)(2)	Expense Reimbursement Agreement between the Trust and SPA ETF, Inc.**

(e)(1)	Distribution Agreement between the Trust and [•].**

(e)(2)	Form of Participant Agreement.**

(f)	Not applicable.

(g)	Form of Custody Agreement between the Trust and JP Morgan Chase Bank.**

(h)(1)	Administration Agreement between the Trust and JP Morgan Chase Bank.**

(h)(2)	Form of Transfer Agency Services Agreement between the Trust and JP Morgan Chase Bank.***

(i)	Opinion and consent of Clifford Chance US LLP.**

(j)	Consent of [•], independent registered public accounting firm.**

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable

(p)	Code of Ethics of the Trust and the Adviser.**

(q)	Powers of attorney.**

*	Filed herewith.
**	To be filed by amendment.

ITEM 24.    Persons Controlled By or Under Common Control with Registrant

Immediately prior to the contemplated public offering of each Fund’s Shares, the following persons may be deemed individually to control a Fund or the Trust:

[SPA ETF, Inc.] will be the only shareholder immediately prior to the contemplated public offering of each Fund.

ITEM 25.    Indemnification

[Pursuant to [Article VI] of the Registrant’s Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an ‘‘indemnitee’’) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as ‘‘disabling conduct’’). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither ‘‘interested persons’’ of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (‘‘Disinterested Non-Party Trustees’’), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.]

ITEM 26.    Business and Other Connections of Investment Manager

See ‘‘Management’’ in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.    Principal Underwriters

(a)	[•], is the Trust’s principal underwriter.

(b)	The following is a list of the executive officers, directors and partners of [•]:

Name and Principal Business Address(1)	Positions and Offices with Underwriter

(1)	The principal business address for all listed persons is [•].

ITEM 28.    Location of Accounts and Records

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of [•] at [•], and in part at the offices of the Transfer Agent at [•].

ITEM 29.    Management Services

Not applicable.

ITEM 30.    Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of July, 2007.

SPA ETF TRUST
By: /s/ Anthony Peter Drain Anthony Peter Drain Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Anthony Peter Drain	Sole Trustee	July 25, 2007

Anthony Peter Drain

EXHIBIT INDEX

(a)(1)	Certificate of Trust